Employee Benefits	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Employee Benefits
19.	Employee Benefits
Details of employee benefits for the first six months ended on June 30, 2022 and 2021 are as follows:

(Euros)	June 30, 2022	June 30, 2021
Wages and salaries	17,466,491	8,126,827
Share-based payment plans expenses	20,545,883	1,036,053
Social Security	5,386,176	2,673,762

Total	43,398,550	11,836,642

The notable rise in personnel expenses compared to the same period of 2021 is mainly explained because of the significant growth of the Wallbox Group, which required the hiring of extra personnel. Furthermore, this increase is also explained by the new share-based payment plan for employees, founders, and management as described below, and the accelerated vesting of management stock options plan for certain managers. The Group has not entered into any defined contribution or defined benefit plans for which pensions costs are incurred.
Share-based payment plans expenses
Details of share options of each plan are as follows:

Number of warrants	ESOP	MSOP	Founders	RSU Employees	RSU Management	Total
At December 31, 2021	1,584,192	7,253,823	—	—	—	8,838,015

Granted	—	—	1,033,609	1,260,311	1,500,000	3,793,920
Exercised	(145,238)	(653,744)	—	—	—	(798,982)
Cancelled	—	(16,905)	—	(26,955)	—	(43,860)

At June 30, 2022	1,438,954	6,583,174	1,033,609	1,233,356	1,500,000	11,789,093

Details of the personnel expense recognized for share-based payment transactions are as follows:

(Euros)	June 30, 2022	June 30, 2021
Management stock option plan	9,093,938	1,036,053
Founders stock option plan	8,194,684	—
RSU Employees	2,224,330	—
RSU Management	1,032,931	—

Total	20,545,883	1,036,053

All plans will be settled by options on the shares of Wallbox which will entitle beneficiaries to receive Company shares.
Management Stock Option Plan
As described in the Consolidated Financial Statements as of December 31, 2021, the shareholders agreed to implement a share-based payment plan to strengthen management’s link with Wallbox and to stimulate their motivation.
The Company records this share-based payments plan based on the estimated fair value of the award at the grant date and is recognized as an expense in the consolidated statements of profit or loss over the requisite service period. The estimated fair value of the award is based on the estimated market price of the Parent’s stock on the date of grant, in practice the share price of Wallbox NV at grant date is used during this reporting period.
Employees Stock Option Plan
As described in Consolidated Financial Statements as of December 31, 2021, the shareholders agreed to offer all employees of Wallbox (the “Beneficiaries” or, individually, the “Beneficiary”) the possibility of participating in a share-based payment plan over shares (the “Options”) which gave all Beneficiaries the opportunity to acquire a certain number of ordinary shares (the “Shares”) of the Company.
The Employee Stock Option Plan vesting period finished at the end of 2020 and all the options granted will be available to be executed when one of the liquidity events defined in this Plan takes place.
The Company records this share-based payments plan based on the estimated fair value of the award at the grant date and is recognized as an expense in the consolidated statements of profit or loss over the requisite service period. The estimated fair value of the award is based on the estimated market price of the Parent’s stock on the date of grant, in practice the share price of Wallbox NV at grant date is used during this reporting period.
Founders Stock Option Plan
At a meeting held on June 30, 2021, the shareholders agreed to implement a share- based payment plan (Legacy Stock Option Program) to strengthen the bond of the founders of Wallbox in order to align the interests of the founders with the creation of additional value for the Company with a strike price at a valuation equal to or even higher than current market value and allow the founders to benefit from more liquid Options which are fully vested and transferable from their date of concession.
The maximum number of Shares that underlie all of the Options included in this Plan is, at the Effective Date, equivalent to 4.289 shares (1,033,609 shares after applying the Exchange Ratio). Options under this Plan are granted over Class A ordinary shares of the Company.
The Board of Directors of the Company has delivered a personal notice to each Beneficiary, with an invitation to participate in the Plan, which contain, among others, the number of Options granted to each Beneficiary; and, where appropriate, the individual conditions governing the participation of the Beneficiary in the Plan. For the purposes of this Plan, the date of concession is that date indicated in the Invitation Notice. The invitation novice has been issued on April 6, 2022.
In accordance with the terms and conditions of the Plan, these options will be available to be exercised in exchange for Wallbox shares of Euro 0.12 par value (previously Euros 0.50), the exercise price of the options is equivalent to Euros 1.93 per share after applying the Exchange Ratio of 240.990795184659 (previously Euros 466,24 per share).
Compliance with each and every one of the following conditions is an essential requisite for a Beneficiary to exercise the Options:

i.	The Beneficiary will have a lock-up period proportionally on a monthly basis and they can exercise when they are released from lock-up;

ii.	That the Company has not initiated a Temporary Suspension of exercise; and

iii.	That any other particular conditions included in the Beneficiary’s Invitation Notice have been fulfilled.
The Group has valuated each option to USD 8.66. To determine the fair value at grant date of these options the Group has used American option chain, where each option has a maturity of 5 years.
RSU for Employees
At a meeting held on April 6, 2022, the compensation committee approved to implement an Incentive Award Plan pursuant to which Awards of Restricted Stock Units (RSU) were granted to employees. Each RSU granted represents a right to receive one listed share of Wallbox NV at the end of each vesting period.
RSU will vest according to the below schedule:

•	33% will vest on the 1 st Anniversary Date as from the Date of Grant,

•	33% will vest on the 2 nd Anniversary Date as from the Date of Grant.

•	34% will vest on the 3 rd Anniversary Date as from the Date of Grant.
The Company records this share-based payments plan based on the estimated fair value of the award at the grant date and is recognized as an expense in the consolidated statements of profit or loss over the requisite service period. The estimated fair value of the award is based on the estimated market price of the Parent’s stock on the date of grant.
RSU for Management
On April 6, 2022 the Group has granted an Incentive Award Plan pursuant to which Awards of Restricted Stock Units (RSU) were granted to management. Each RSU granted represents a right to receive one listed share of Wallbox NV at the end of each vesting period.
RSU will vest according to the following conditions:

•	Time vest: 33% will vest as follows:

•	50% of this 33% will vest on the 1 st Anniversary Date as from the Date of Grant,

•	50% of this 33% will vest on the 2 nd Anniversary Date as from the Date of Grant.

•	Performance based: 66% will vest if the employee meets the following performance conditions:

•	Stretch 1: 50% of this 66% will vest as follows:

•
If between April 8, 2025 and April 8, 2029 (both dates included), at any time, the closing stock price (the last price at which the Company stock trades during the regular trading session) equals or exceeds $25 per share for any 20 trading days within any 30 trading days period.

•
Accelerator event: If the Company announces results for Fourth Quarter and Full Year 2024 reporting (i) revenue of at least
1B
Euro and (ii) the Company’s auditor confirms that the cash flows corresponding to 2024 is positive and (iii) if from December 1, 2024, at any time, the closing stock price (the last price at which the Company stock trades during the regular trading session) equals or exceeds $25 per share for any 20 trading days within any 30 trading days period.

•	Stretch 2: 50% of this 66% will vest as follows:

•
If between April 8, 2027 and April 8, 2029 (both dates included), at any time, the closing stock price (the last price at which the Company stock trades during the regular trading session) equals or exceeds $30 per share for any 20 trading days within any 30 trading days period.

The Group has valuated each option considering each tranche/portion of RSU plan:

•
Time vest plan: 11.94 USD. This fair value has been determined discounting the forward price of Wallbox NV stock at each vesting date. The price in this tranche has been based on the spot price at grant date.

•
Stretch 1: 0.085 USD and Stretch 2: 0.055 USD. The valuation of these fair values has been based on Wallbox’s price developments according to the Black-Scholes model. Prices for each averaging window are obtained via Monte Carlo simulation.

21.	EMPLOYEE BENEFITS
Details of employee benefits for the years ended 31 December 2021, 2020 and 2019 are as follows:

(In Euros)	2021	2020	2019
Wages and salaries	20,437,747	4,265,870	1,903,661
Share-based payment plan expenses	2,455,215	2,784,969	559,609
Social Security	6,773,123	2,754,757	1,453,449

Total	29,666,085	9,805,596	3,916,719

The notable rise in personnel expenses compared to 2020 is mainly explained because of the significant growth of the Wallbox Group, which required the hiring of extra personnel. Furthermore, this growth is also explained by the share-based payment plan for management (known as the Management Stock Option Plan) as a consequence for an accelerated vested for all options of this plan. The Group has not entered into any defined contribution or defined benefit plans for which pensions costs are incurred.
Management Stock Option Plan
At a meeting held on 25 July 2018, the shareholders agreed to implement a share-based payment plan to strengthen management’s link with Wallbox Chargers and to boost their motivation (2021 Management Stock Option Plan).
This arrangement was an equity-settled plan. Consequently, the Group has recognized a personnel expense against an increase in equity based on the fair value of the options at grant date, i.e., the day on which the 2021 Management Stock Option Plan contract is signed by the Company and the member of management.
A first tranche of 5,369 options were granted in 2019, in 2020 8,040 options were granted and during 2021 tranches were granted for a total of 10,105 options.
Each of the tranches had vesting conditions linked to the employment of the beneficiaries and to their performance.
In accordance with the terms and conditions of the Transaction, these options will be available to be executed in exchange for Wallbox shares of Euro 0.12 par value (previously Euros 0.50) in a period of 10 years from the Closing date, and each outstanding option has been converted into 240.990795184659 options based on the Exchange Ratio.
During 2021, the personnel expense recognized in the statement of profit or loss derived from this Plan has amounted to Euros 2,381,993 (Euros 1,191,757 and Euros 559,609 for 2020 and 2019, respectively).
Employee Stock Option Plan
During the
COVID-19
pandemic shareholders agreed to offer all employees of Wall Box Chargers (the “Beneficiaries” or, individually, the “Beneficiary”) the possibility of participating in a share-based payment plan over shares (the “Options”) which gave all Beneficiaries the opportunity to acquire a certain number of ordinary shares (the “Shares”) of the Wallbox Chargers. Participation in this Plan was voluntary and it was created as a cash saving measure, as it was offered in exchange for a reduction in the salaries of the Beneficiaries, which has resulted in strategic cash maintenance during the uncertain period caused by the
COVID-19
pandemic, although in exchange, the exercise price of the options is Euro 0.5. Furthermore, because of these savings, the Company has been able to continue with its strategic plans and continues to hire the best professionals from the industry to exit the
COVID-19
period with a stronger position with regard to competitors.
This arrangement was an equity-settled plan. Consequently, the Group has recognized a personnel expense against an increase in equity based on the fair value of the options at grant date, that in this case was 1 May 2020.
The Employee Stock Option Plan vesting period finished at the end of 2020 and all the options granted were available for execution when one of the liquidity events defined in this Plan took place. In accordance with the terms and conditions of the Transaction, these options will be available for execution in exchange for Wallbox shares of Euros 0.12 par value (previously Euros 0.50) in a period of 10 years from the Closing date, and each outstanding option has been converted into 240.990795184659 options based on the Exchange Ratio.
During January 2021 there was an agreement with some employees to settle their options held in exchange for cash (1,254 options were settled at fair value on the settlement date). Additionally, it was agreed with the same employees to pay an additional benefit amounting to Euros 73,222 for the sale of the options. As a consequence, the Group has recognized this effect as a reduction amounting to Euros 239,150 and Euros 626 in equity and in liabilities, respectively, and has recognized personnel expenses amounting to Euros 73,222 (Euros 1,593,212 in 2020), for a total cash payment of Euros 312,998.
Founders Stock Option Plan
At a meeting held at 30 June 2021, the shareholders agreed to implement a share- based payment plan (Legacy Stock Option Program) to strengthen the bond of the founders of Wallbox in order to aligning the interests of the founders with the creation of additional value for the Company with a strike price at a valuation equal to or even higher than current market value and allowing the founders to benefit from more liquid Options which are fully vested and transferable from their date of concession.
The maximum number of Shares that shall underlie all of the Options included in this Plan shall be, at the Effective Date, equivalent to 4.289 shares (1,033,610 shares after applying the Exchange Ratio). Options under this Plan shall be granted over Class A ordinary shares of the Company.
The Board of Directors of the Company, shall deliver a personal notice to each Beneficiary, with an invitation to participate in the Plan, which shall contain, among others, the number of Options granted to each Beneficiary; and, where appropriate, the individual conditions governing the participation of the Beneficiary in the Plan. For the purposes of this Plan, the date of concession shall be that date indicated in the Invitation Notice.
In accordance with the terms and conditions of the Plan, these options will be available to be executed in exchange for Wallbox shares of Euro 0.12 par value (previously Euros 0.50), the exercise price of the options will be equivalent to Euros 1.93 per share after applying the Exchange Ratio of 240.990795184659 (previously Euros 466,24 per share).
Compliance with each and every one of the following conditions shall be an essential requisite for a Beneficiary to exercise the Options:

i.	The Beneficiary will have a lock-up period of three years by virtue of which he will be able to exercise the options proportionally on a monthly basis;

ii.	That the Company has not initiated a Temporary Suspension of exercise; and

iii.	That any other particular conditions included in the Beneficiary’s Invitation Notice have been fulfilled.
During 2021, no personnel expense recognized in the statement of profit or loss derived from this Plan because the Beneficiary’s Invitation Notice established by the plan agreement has not been sent.

Summary of share-based payment arrangements
The Company recorded share- based payments based on the estimated fair value of the award at the grant date and they are recognized as an expense in the consolidated statements of profit and loss over the requisite service period. The estimated fair value of the award was based on the estimated market price of the Parent’s stock on the grant date.
Details of the personnel expenses recognized for share-based payment transactions are as follows:

(In Euros)	2021	2020	2019
Management stock option plan	2,381,993	1,191,757	559,609
Employee stock option plan	73,222	1,593,212	—

Total	2,455,215	2,784,969	559,609

The contractual life of the options outstanding at
year-end
is between
1,5-3
years.
Movements during the year
The following table illustrates the movements in stock options at 31 December:

Number of options	2021	2020	2019
Outstanding at the beginning of the year	20,964	5,402	—
Granted during the year	11,145	15,562	5,402
Management stock option plan	11,145	7,230	5,402
Employee stock option plan	—	8,332	—
Settled during the year	(1,254)	—	—
Management stock option plan	—	—	—
Employee stock option plan	(1,254)	—	—
Forfeited during the year	(470)	—	—
Management stock option plan	—	—	—
Employee stock option plan	-470	—	—

Outstanding before applying the conversion ratio	30,385	20,964	5,402

As per the Transaction, outstanding options were converted into options to be executed in exchange for Class A shares of Wallbox, as per the Exchange Ratio (240.990795184659). Consequently, at 31 December 2021 outstanding options amount to 8,880,029. Added to the options of the Founder Stock Option Plan that are not outstanding, the total options at 31 December 2021 amount to 9,913,639.
The fair value of the options granted was determined based on the value of the shares issued in the closest financing rounds (share capital increases) that have taken place during 2020 and 2021.
The fair value of the options granted as part of the Management Stock Option plan in April 2019 was determined at Euros 122.64 (for one Wallbox Chargers S.L. option), equal to the value of the shares issued on 31 March 2019, Euros 123.14 (for one Wallbox Chargers S.L. share) reduced for the exercise price of Euros 0.5 (the par value of the shares of Wallbox Chargers, S.L.). The fair value of the second tranche of options granted in January 2020 was determined at Euros 190.71 (for one Wallbox Chargers S.L. option), by reference to the capital increase transaction of Euros 207.54 (for one Wallbox Chargers S.L. share) in March 2020, corrected for the dilutive effect of the options and further reduced for the exercise price of Euros 0.5 for all the options granted between 1 January 2021 to 30 September 2021.
The fair value of the options granted as part of the Employee Stock Option Plan was also based on the closest financing round of share capital issued, of Euros 207.54 (for one Wallbox Chargers S.L. share) in
March 2020, corrected for the dilutive effect of the options. As no exercise price needed to be paid by the beneficiaries of this plan the fair value amounts to Euros 191.71 (for one Wallbox Chargers S.L. option).
As from 1 October 2021, all existing options of Wallbox Chargers S.L. were converted into Wallbox NV options with the same conditions at a conversion rate of 1 option of Wallbox Chargers S.L. for 240.990795184659 options of Wallbox NV.
All options from 1 October 2021 were valued at €8.63 per option (for one Wallbox NV option), reflecting the fair value at that moment on the Company’s share price.
The weighted average fair value of the options (after applying the conversion ratio) was Euros 1.67 at 31 December 2021 and Euros 0.70 at 31 December 2020, for the Management Stock Option Plan, and Euros 0.79 at 31 December 2021 and 2020 for the Employee Stock Option Plan.
The weighted average exercise price for both share-based payment plans is Euros 0.0021, calculated as follows:

	Options (units)	Execise price (Euros)
Management stock option plan	7,253,823	0.0021
Employees stock option plan	1,626,206	0.0021

Average	8,880,029